LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Leases [Abstract]
Disclosure of quantitative information about right-of-use assets [text block]
Right of use assets

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Property, Plant and Equipment by right of use, Net
Land	60,761	67,804
Buildings	19,954	25,940
Plant and equipment	24,035	44,753
Information technology equipment	380	574
Fixtures and fittings	698	1,138
Motor vehicles	92,951	126,587
Other property, plant and equipment	20,355	17,583
Total Net	219,134	284,379

Property, Plant and Equipment by right of use, Gross
Land	74,047	75,403
Buildings	30,443	32,266
Plant and equipment	67,662	71,394
Information technology equipment	798	757
Fixtures and fittings	1,636	1,595
Motor vehicles	168,808	164,683
Other property, plant and equipment	21,574	19,580
Total Gross	364,968	365,678

Accumulated depreciation and impairment by right of use
Land	(13,286)	(7,599)
Buildings	(10,489)	(6,326)
Plant and equipment	(43,627)	(26,641)
Information technology equipment	(418)	(183)
Fixtures and fittings	(938)	(457)
Motor vehicles	(75,857)	(38,096)
Other property, plant and equipment	(1,219)	(1,997)
Total	(145,834)	(81,299)

Disclosure of detailed information about reconciliation of the carrying amount of property plant and equipment explanatory [text block]
The following tables set forth the reconciliatio
n
 of the carrying amount of property, plant and equipment by right of use as of December 31, 2020 and 2019:

Reconciliation of Property, Plant	Land	Buildings	Plant and equipment	IT Equipment	Fixtures and fittings	Motor vehicles	Other Property, Plant and Equipment	TOTAL
and Equipment by right of use	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance 01-01-2020	67,804	25,940	44,753	574	1,138	126,587	17,583	284,379
Changes
Additions	5,443	1,601	-	203	-	5,663	3,750	16,660
Withdrawals	(474)	(33)	(5,087)	-	-	(862)	(435)	(6,891)
Depreciation	(7,032)	(6,224)	(17,455)	(270)	(481)	(38,885)	(2,802)	(73,149)
Increase (decrease) through net exchange differences	(4,980)	200	540	(63)	41	(297)	-	(4,559)
Increase (decrease) through others	-	(1,530)	1,284	(64)	-	745	5,045	5,480
Reclassification from lease to Property, plant and equipment	-	-	-	-	-	-	(2,786)	(2,786)
Total changes	(7,043)	(5,986)	(20,718)	(194)	(440)	(33,636)	2,772	(65,245)
Closing balance 12-31-2020	60,761	19,954	24,035	380	698	92,951	20,355	219,134

Reconciliation of Property, Plant and Equipment	Land	Buildings	Plant and equipment	IT Equipment	Fixtures and fittings	Motor vehicles	Other Property, Plant and Equipment	TOTAL
by right of use	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance 01-01-2019	-	-	-	-	-	-	-	-
Increase (decrease) for changes in accounting policies	65,363	20,865	76,258	310	-	144,304	17,237	324,337
Restated opening balance	65,363	20,865	76,258	310	-	144,304	17,237	324,337
Changes
Additions	8,668	10,580	5,817	449	1,595	20,531	4,745	52,385
Business combination	906	1,129	3,257	-	-	290	-	5,582
Withdrawals	-	-	(13,750)	-	-	-	-	(13,750)
Depreciation	(7,599)	(6,326)	(26,641)	(183)	(457)	(38,096)	(2,756)	(82,058)
Increase (decrease) through net exchange differences	466	(216)	137	(2)	-	(131)	-	254
Increase (decrease) through others	-	(92)	(325)	-	-	(311)	-	(728)
Reclassification from lease to Property, plant and equipment	-	-	-	-	-	-	(1,643)	(1,643)
Total changes	2,441	5,075	(31,505)	264	1,138	(17,717)	346	(39,958)
Closing balance 12-31-2019	67,804	25,940	44,753	574	1,138	126,587	17,583	284,379

Disclosure of depreciation expense of property plant and equipment explanatory [text block]
The depreciation expense for the period ending December 31, 2020 and 2019 Property, Plant and Equipment by right of use is as follows:

	January - December
	2020	2019
Depreciation for the period	ThU.S.$	ThU.S.$
Cost of sales	57,785	64,434
Distribution costs	1,664	1,792
Administrative expenses	8,006	10,775
Total	67,455	77,001

Disclosure of maturity analysis of finance lease payments receivable [text block]
Reconciliation of Financial Lease Minimum Payments:

	12-31-2020
	Gross	Interest	Present Value
Periods	ThU.S.$	ThU.S.$	ThU.S.$
Less than one year	121	12	109
Between one and five years	26	-	56
More than five years	-	-	-
Total	147	12	135

	12-31-2019
	Gross	Interest	Present Value
Periods	ThU.S.$	ThU.S.$	ThU.S.$
Less than one year	960	48	912
Between one and five years	200	-	200
More than five years	-	-	-
Total	1,160	48	1,112

Summary Of Leases Excluded From Right Of Use Assets
Additionally, Arauco has recognized directly in the consolidated statement of profit or loss, the following leases excluded from Right of use assets:

	January - December
	2020	2019
	ThU.S.$	ThU.S.$
Expenses from payments of variable leases	142,063	182,943
Expenses from low value leases	3,758	6,787
Expenses from short-term leases	28,120	32,083
Total	173,942	221,813